COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Loss contingencies	$ 0	$ 0